Trade Notes and Accounts Receivable (Details) [Textuals] In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Trade Notes and Accounts Receivable (Details) [Abstract]
Proceeds from the sale of trade notes and accounts receivable	$ 4,892	¥ 406,000	¥ 13,072,000	¥ 243,495,000
Carrying amount of retained interest	$ 0	¥ 0	¥ 1,378,000